Document and Entity Information	Jan. 15, 2016
Prospectus:
Document Type	497
Document Period End Date	Jan. 15, 2016
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Jan. 15, 2016
Document Effective Date	Jan. 15, 2016
Prospectus Date	Jan. 31, 2015
Class A Prospectus | SIMT SMALL CAP VALUE FUND | SIMT SMALL CAP VALUE FUND - CLASS A
Prospectus:
Trading Symbol	SESVX
Class A Prospectus | SIMT SMALL CAP GROWTH FUND | SIMT SMALL CAP GROWTH FUND - CLASS A
Prospectus:
Trading Symbol	SSCGX